LOANS RECEIVABLE, NET - Movement of allowance for loan losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of allowance for loan losses
Balance at beginning of year	¥ 351,639	¥ 25,895	¥ 12,406
Provision for loan losses	698,701	486,991	44,474
Gross write-off	(636,766)	(161,976)	(30,985)
Recoveries	8,193	729
Balance at end of year	¥ 421,767	¥ 351,639	¥ 25,895